Note 1 - The Company and its Operations	12 Months Ended
Dec. 31, 2010
Organization Consolidation and Presentation of Financial Statements [Abstract]
Note 1 - The Company and its Operations [Text Block]

1. The Company and its Operations

Petróleo Brasileiro S.A. - Petrobras is Brazil's national oil company and, directly or through its subsidiaries (together referred as "Petrobras" or the "Company"), is engaged in the exploration, exploitation and production of oil from reservoir wells, shale and other rocks, and in the refining, processing, trade and transport of oil and oil products, natural gas and other fluid hydrocarbons, in addition to other energy related activities. Additionally, Petrobras may promote the research, development, production, transport, distribution and marketing of all sectors of energy, as well as other related or similar activities.